SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.  SUBSEQUENT EVENTS

In January 2021, the Company has issued a zero-coupon rate convertible senior notes for a total aggregate principal amount of US$600,000. The convertible notes will mature in five years from the date of issuance if not converted.

On March 1, 2021, 150,000 Series A perpetual convertible preferred shares has been converted into 54,570,816 Class A Ordinary Shares.

In April 2021, the Company repurchased from Tuspark Innovation Venture Ltd., (“Tuspark”) 48,634,493 Class B ordinary shares for an aggregate purchase price of approximately US$260 million. The repurchase price will be at US$5.346 per ordinary share, or US$32.076 per ADS. The director appointed by Tuspark has resigned from the board of directors of the Company. Immediately following the consummation of the transaction, all of the remaining Class B ordinary shares held by Tuspark have been converted into the same number of Class A ordinary shares of the Company. Tuspark has also agreed to sell and transfer additional ordinary shares to Beacon Capital Group Inc., a company affiliated with Mr. Josh Sheng Chen, at the same price. If this additional share transfer is consummated, Tuspark will retain a small shareholding of less than 5% in the Company.